Short-Term and Long-Term Debt (Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Debt Disclosure [Line Items]
Minimum lease payments, loans and investment in operating leases	¥ 102,339
Investment in securities	172,084
Property under facility operations	7,532
Other assets and other	17,643
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position, Total	¥ 299,598